Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019	Jan. 31, 2024	Dec. 31, 2023 $ / shares	Jan. 31, 2023	Dec. 31, 2022 $ / shares	Jul. 31, 2022	Jan. 31, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 1,537,740	$ 210,670	¥ 1,509,806	¥ 1,207,581
Stock repurchased	¥ 3,852,387		¥ 4,968,545	¥ 6,424,792
Shan Outlets Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	1.41%	1.41%	2.17%	1.82%
Risk-free interest rate maximum	1.47%	1.47%	2.35%	2.39%
Expected volatility minimum	23.17%	23.17%	32.95%	39.51%
Expected volatility maximum	27.53%	27.53%	38.74%	44.69%
Share Price | $ / shares		$ 1,540,863					$ 1,097,668		$ 832,456
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation Aggregate of registered capital in percent					15.00%
Options vesting rights description	The vesting period is generally 1-4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.	The vesting period is generally 1-4 years of employment services where 25% to 100% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.
Options vesting percentage	100.00%	100.00%
Maximum contractual term					10 years
Share-based payment award, maximum employee subscription rate					7.50%	1.3472%		0.868%		1.2283%	1.3538%	0.7611%	0.4208%	0.1484%
Shared compensation expense	¥ 360,055		¥ 441,195	¥ 352,651
Repurchase share price average period	3 years	3 years
Stock repurchased	¥ 100,922		¥ 66,829	¥ 0